TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade Payables And Other Current Liabilities
Trade payables	€ 28,307	€ 22,413
Customer online wallets	10,514	9,669
Other current liabilities	8,617	9,602
Accruals	1,157	850
Warrants	5,536	4,437
Total	54,131	46,971
Trade payables related parties	€ 5,680	€ 4,306